UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF THE

SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

March 1, 2018 through March 31, 2018

Commission File Number of Issuing Entity: 000-20787-07

Central Index Key Number of Issuing Entity: 0001003509

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

(Exact name of Issuing Entity as specified in its charter)

Commission File Number of Depositor: 333-113579-02

Central Index Key Number of Depositor: 0001283434

American Express Receivables Financing Corporation III LLC

(Exact name of Depositor as specified in its charter)

Delaware	20-0942395
(State or Other Jurisdiction of Incorporation or Organization)	(I.R.S. Employer Identification Number)

4315 South 2700 West, Room 1100

Mail Stop 02-01-46

Salt Lake City, Utah 84184

(801) 945-5648

(Address, including Zip Code, and Telephone Number, including Area Code, of the

Depositor’s Principal Executive Offices)

N/A

(Former Name or Former Address,

if changed since last report)

Central Index Key Number of Sponsor: 0000949348

American Express National Bank

(Exact Name of Sponsor as specified in its charter)

David J. Hoberman

(212) 640-3271

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

New York	N/A
(State or Other Jurisdiction of Incorporation or Oganization of the Issuing Entity)	(I.R.S. Employer Identification Number of the Issuing Entity)

c/o The Bank of New York Mellon 101 Barclay Street, New York	10286
(Address of the principal executive offices of the Issuing Entity)	(Zip Code)

212-815-6258

(Telephone Number, including Area Code)

N/A

(Former Name or Former Address, if changed since last report)

Each class of Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☐    No  ☐

Previously reported information omitted from this report:

Form on which Previously Reported Information was Filed	Commission File Number	Central Index Key Number	Filing Date	Date of the Previously Reported Information
Form 424H	333-205964	0001003509	March 9, 2018	March 9, 2018
Form 424H	333-205964	0001003509	March 9, 2018	March 9, 2018
Form 424H	333-205964	0001003509	March 9, 2018	March 9, 2018
Form FWP	333-205964	0001003509	March 9, 2018	March 9, 2018
Form FWP	333-205964	0001003509	March 9, 2018	March 9, 2018
Form FWP	333-205964	0001003509	March 9, 2018	March 9, 2018
Form 8-K	000-20787-07	0001003509	March 15, 2018	March 15, 2018
Form 424B5	333-205964	0001003509	March 15, 2018	March 15, 2018
Form 424B5	333-205964	0001003509	March 15, 2018	March 15, 2018
Form 424B5	333-205964	0001003509	March 15, 2018	March 15, 2018
Form 8-K	000-20787-07	0001003509	March 15, 2018	March 14, 2018
Form 8-K	000-20787-07	0001003509	March 21, 2018	March 21, 2018
Form 10-K	000-20787-07	0001003509	March 26, 2018	December 31, 2017
Form 10-K/A	000-20787-07	0001003509	March 28, 2018	December 31, 2017

PART I - DISTRIUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.

PART II - OTHER INFORMATION

Item 7.	Change in Sponsor Interest in the Securities.

The information regarding the interest retained to satisfy legal requirements regarding the credit risk retention rules of Regulation RR is provided in Item H of the distribution report attached hereto as Exhibit 99. As of the last day of the reporting period, and prior to the merger of American Express Receivables Financing Corporation IV LLC (RFC IV) with and into American Express Receivables Financing Corporation III LLC (RFC III) as of April 1, 2018, approximately 72.76% of the Transferors’ Interest was allocated to RFC III, and approximately 27.24% of the Transferors’ Interest was allocated to RFC IV. As a result of the merger, 100% of the Transferors’ Interest is and will be allocated to RFC III on and after April 1, 2018.

Item 10.	Exhibits.

Exhibit No.	Description

99	Monthly Servicer’s Certificate for the Monthly Period ending March 31, 2018 and the April 16, 2018 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 16, 2018

American Express Receivables Financing Corporation III LLC,
as Depositor of the Trust

By:	/s/ Denise D. Roberts
Name:	Denise D. Roberts
Title:	President